Filed Pursuant to Rule 497(e)
1933 Act File No. 33-37426
 1940 Act File No. 811-06194

UTC NORTH AMERICAN FUND, INC.

On behalf of UTC North American Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the amended and restated form of Prospectus for the Fund.  The form of Prospectus for the Fund was first filed pursuant to Rule 485(b) on April 27, 2018, with the amended and restated form of Prospectus for the Fund being filed subsequent to the effective date of the Rule 485(b) filing pursuant to Rule 497(e) on May 8, 2018.  The purpose of this filing is to submit for the Fund the above-referenced risk/return summary information in XBRL format.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE